Revenues by Product Lines (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Products and licenses		$ 555,792	$ 520,312	$ 496,930
Subscriptions		318,624	265,021	217,088
Software updates and maintenance		755,422	710,483	680,087
Total revenues		1,629,838	1,495,816	1,394,105
Network Security Gateways
Revenue from External Customer [Line Items]
Products and licenses		485,778	469,097	441,805
Subscriptions		318,624	265,021	217,088
Other
Revenue from External Customer [Line Items]
Products and licenses	[1]	$ 70,014	$ 51,216	$ 55,125

[1]	Comprised of Endpoint security, Mobile security and Security management products, each consists of less than 10% of products and licenses revenues.